Pensions and other post-retirement benefit obligations - Schedule of key actuarial assumptions (Details)	Sep. 30, 2023	Mar. 31, 2023
UK
Disclosure of defined benefit plans [line items]
Discount rate – UK past service	5.55%	4.80%
Rate of increase in RPI – UK past service	3.19%	3.17%
US
Disclosure of defined benefit plans [line items]
Discount rate – US	5.70%	4.85%